Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Recoverable value added tax ("VAT")	$ 722	$ 1,226
Other receivables	2,822	2,588
Total other receivables	$ 3,544	$ 3,814